Share-based Compensation - Effects of changes to the forfeiture rate (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2016 CNY (¥)
Change in forfeiture rate
Effects of changes to the forfeiture rate, share-based compensation
Share-based compensation reduced	¥ 27.6